Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 388
Variable lease costs	40
Sublease income	(78)
Total lease costs	350
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities	102
Changes to right-of-use assets due to lease modifications for operating leases	SFr 221
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	12 years 2 months 12 days
Discount rate	2.80%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 468
Due between 1 and 2 years	387
Due between 2 and 3 years	371
Due between 3 and 4 years	336
Due between 4 and 5 years	286
Thereafter	1,963
Total	3,811
Future interest payable	(598)
Lease liabilities	SFr 3,213
Operating Leases, Future Minimum Payments Due [Abstract]
In one year		SFr 503
In two years		484
In three years		381
In four years		354
In five years		320
Thereafter		2,209
Future operating lease commitments		4,251
Less minimum non-cancellable sublease rentals		190
Total net future minimum lease commitments		SFr 4,061
Sale Leaseback Transaction, Lease Terms	During 2019, the Group entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Group entered into one sale-leaseback transaction with a lease term of 10 years. During 2017, the Group did not enter into any sale-leaseback transactions.